Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 90.3%
Senior Loans (a)
Communication Services 7.5%
ABG Intermediate Holdings 2 LLC:
Term Loan B1, 30-day average SOFR + 3.5%, 8.931%, 12/21/2028	495,000	495,827
Term Loan B2, 30 day average SOFR + 4.0%, 9.32%, 12/21/2028	225,926	226,370
Delayed Draw Term Loan, 30-day average SOFR + 4.0%, 9.434%, 12/21/2028	25,926	25,977
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 10.308%, 10/31/2027	561,887	534,144
Altice France SA:
Term Loan B13, 3-month USD-LIBOR + 4.0%, 9.626%, 8/14/2026	398,997	376,554
Term Loan B14, 90-day average SOFR + 5.5%, 10.808%, 8/15/2028	663,487	583,042
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.242%, 12/17/2027	420,325	416,559
CenturyLink, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.696%, 3/15/2027	385,333	253,464
Cincinnati Bell, Inc., Term Loan B2, 11/22/2028 (b)	100,000	97,850
Clear Channel Outdoor Holdings, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.82% - 9.131%, 8/21/2026	1,073,188	1,052,169
Crown Subsea Communications Holding, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.433%, 4/27/2027	705,205	707,741
Cumulus Media New Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.434%, 3/31/2026	72,649	58,482
DirecTV Financing LLC, Term Loan, 30-day average SOFR + 5.0%, 10.446%, 8/2/2027	499,948	494,864
Frontier Communications Corp., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.196%, 10/8/2027	248,347	242,482
Level 3 Financing, Inc., Term Loan B, 30-day average SOFR + 1.75%, 7.196%, 3/1/2027	230,000	218,500
NEP/NCP Holdco, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.696%, 10/20/2025	362,342	340,581
Northwest Fiber LLC, Term Loan, 30-day average SOFR + 3.75%, 9.18%, 4/30/2027	371,450	362,240
NortonLifeLock, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.431%, 9/12/2029	398,970	398,870
Outfront Media Capital LLC, Term Loan B, 30-day average SOFR + 1.75%, 7.081%, 11/18/2026	430,000	427,179
Telesat Canada, Term Loan B5, 90-day average SOFR + 2.75%, 8.434%, 12/7/2026	230,105	166,251
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.925%, 1/31/2028	412,877	402,142
Term Loan Y, 90-day average SOFR + 3.25%, 8.311%, 3/31/2031	250,000	247,679
Xplornet Communications, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.446%, 10/2/2028	359,421	290,392
Zacapa S.a.r.l., Term Loan, 90-day average SOFR + 4.0%, 9.242%, 3/22/2029	444,375	443,437
Zayo Group Holdings, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.446%, 3/9/2027	787,159	632,833
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.925%, 4/30/2028	300,000	293,924
		9,789,553
Consumer Discretionary 15.6%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 7.196%, 11/19/2026	677,423	674,506
Adient U.S. LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 4/10/2028	125,413	125,737
Aimbridge Acquisition Co., Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.196%, 2/2/2026	343,250	327,632

American Axle and Manufacturing, Inc., Term Loan B, 30-day average SOFR + 3.5%, 180-day average SOFR + 3.5%, 8.436% - 8.912%, 12/13/2029	206,850	206,527
Bally's Corp., Term Loan B, 90-day average SOFR + 3.25%, 9.099%, 10/2/2028	199,494	194,284
Bombardier Recreational Products, Inc., Term Loan, 30-day average SOFR + 2.0%, 7.431%, 5/24/2027	296,923	295,364
Carnival Corp., Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 10/18/2028	1,087,858	1,087,352
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.8%, 11/8/2027	420,868	420,831
Corporation Service Co., Term Loan B, 30-day average SOFR + 3.25%, 8.681%, 11/2/2029	286,500	287,127
Crocs, Inc., Term Loan B, 30-day average SOFR + 3.1%, 8.431%, 2/20/2029	370,500	372,352
Crown Finance U.S., Inc., DIP Term Loan, 30-day average SOFR + 10.0%, 15.316% - 15.355%, 9/7/2023	496,653	496,964
CSC Holdings LLC, Term Loan B6, 30-day average SOFR + 4.5%, 9.81%, 1/18/2028	739,068	698,113
CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.928% - 7.946%, 6/3/2028	281,031	266,433
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.606%, 11/24/2028	295,500	295,778
First Brands Group LLC, Term Loan, 180-day average SOFR + 5.0%, 10.881%, 3/30/2027	547,525	541,172
Formula One Holdings Ltd., Term Loan B, 30-day average SOFR + 3.0%, 8.331%, 1/15/2030	325,000	326,269
Great Outdoors Group LLC, Term Loan B1, 30-day average SOFR + 3.75%, 9.196%, 3/6/2028	673,716	672,874
Hanesbrands, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.081%, 3/8/2030	77,805	77,886
Harbor Freight Tools U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.196%, 10/19/2027	370,234	368,977
iHeartCommunications, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.696%, 5/1/2026	440,000	394,077
J&J Ventures Gaming LLC, Term Loan, 3-month USD-LIBOR + 4.0%, 9.538%, 4/26/2028	432,300	416,022
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.25%, 8.682%, 11/2/2027	492,424	492,116
Life Time Fitness, Inc., Term Loan B, 90-day average SOFR + 4.75%, 10.611%, 1/15/2026	37,092	37,308
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.446%, 5/4/2028	431,200	430,635
MH Sub I LLC, Term Loan, 30 day average SOFR + 4.25%, 9.581%, 5/3/2028	764,542	736,112
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.381%, 10/28/2027	215,050	201,502
PENN Entertainment , Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.181%, 5/3/2029	565,290	566,172
Petco Health and Wellness Co., Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.753%, 3/3/2028	598,248	595,709
PetSmart, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.181%, 2/11/2028	426,300	425,991
Playa Resorts Holding B.V., Term Loan B, 30 day average SOFR + 4.25%, 9.564%, 1/5/2029	526,724	527,085
Playtika Holding Corp., Term Loan, 30-day average SOFR + 2.75%, 8.196%, 3/13/2028	445,449	445,727
Rent-A-Center, Inc., First Lien Term Loan B, 90-day average SOFR + 3.25%, 8.881%, 2/17/2028	367,452	366,992
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.5%, 8.768%, 4/4/2029	347,375	346,126
Scientific Games International, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.412%, 4/14/2029	792,000	793,628
SeaWorld Parks & Entertainment, Inc., Term Loan B, 30-day average SOFR + 3.0%, 8.446%, 8/25/2028	423,853	423,906
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 10.634%, 4/16/2026	668,727	575,470
Sweetwater Borrower LLC, Term Loan B, 30-day average SOFR + 4.25%, 9.696%, 8/7/2028	382,048	373,452
Topgolf Callaway Brands Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.931%, 3/15/2030	249,375	249,553

Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 1-month USD-LIBOR + 1.6%, 7.046%, 2/28/2025 (PIK)	320,700	306,937
Consented Term Loan, 90-day average SOFR + 8.5%, 13.365%, 5/29/2026 (c)	313,340	198,971
Truck Hero, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.196%, 1/31/2028	425,212	413,166
UFC Holdings LLC, Term Loan B, 90-day average SOFR + 2.75%, 8.369%, 4/29/2026	307,424	308,044
Univision Communications, Inc., First Lien Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 3/15/2026	1,197,568	1,200,730
Varsity Brands, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.446%, 12/15/2026	223,875	218,699
Wand NewCo 3, Inc., Term Loan, 30 day average SOFR + 2.75%, 8.181%, 2/5/2026	628,915	629,144
Weber-Stephen Products LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 10/30/2027	135,816	123,169
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 30 day average SOFR + 2.75%, 8.196%, 5/18/2025	352,105	352,133
Windsor Holdings III LLC, Term Loan B, 30 day average SOFR + 4.5%, 9.818%, 8/1/2030	450,000	449,064
WOOF Holdings, Inc., First Lien Term Loan, 30 day average SOFR + 3.75%, 9.185%, 12/21/2027	198,982	186,546
		20,520,364
Consumer Staples 5.4%
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.003%, 11/24/2027	419,250	399,009
Birkenstock GmbH & Co. KG, Term Loan B, 90-day average SOFR + 3.25%, 8.877%, 4/28/2028	405,459	404,867
Del Monte Foods, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.67%, 5/16/2029	446,625	437,692
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.331%, 1/27/2029	480,745	476,839
Hostess Brands LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.742%, 6/28/2030	400,000	400,126
IRB Holding Corp., Term Loan B, 30-day average SOFR + 3.0%, 8.431%, 12/15/2027	1,293,401	1,288,214
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.831%, 2/8/2028	200,000	199,875
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 9.253%, 12/22/2026	543,045	537,615
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.592% - 8.669%, 1/24/2029	508,371	483,143
Ozark Holdings LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.196%, 12/16/2027	409,575	382,953
Shearer's Foods, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.946%, 9/23/2027	490,853	491,536
Sovos Brands Intermediate, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.131%, 6/8/2028	364,745	365,624
TKC Holdings, Inc., Term Loan, 1-month USD-LIBOR + 5.5%, 10.946%, 5/15/2028	362,003	346,230
Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.753%, 3/31/2028	490,001	482,413
U.S. Foods, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.446%, 9/13/2026	413,573	414,349
		7,110,485
Energy 3.8%
AL GCX Holdings LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.777%, 5/17/2029	474,208	475,437
BCP Renaissance Parent LLC, Term Loan B3, 90-day average SOFR + 3.5%, 8.742%, 11/2/2026	443,023	443,360
Brazos Delaware II LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.062%, 2/11/2030	299,250	296,418
Buckeye Partners LP, Term Loan B, 30-day average SOFR + 2.25%, 7.669%, 11/1/2026	297,710	297,414
CQP Holdco LP, Term Loan B, 30-day average SOFR + 3.5%, 8.931%, 6/5/2028	431,200	432,524
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 9.088%, 12/21/2028	488,762	485,128
Gulf Finance LLC, Term Loan, 30-day average SOFR + 6.75%, 180-day average SOFR + 6.75%, 12.177% - 12.631%, 8/25/2026	266,105	267,197

Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.75%, 9.253%, 10/18/2028	223,595	223,595
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 3.0%, 8.327%, 8/16/2030	250,000	249,844
Oryx Midstream Services Permian Basin LLC, Term Loan, 30-day average SOFR + 3.25%, 8.682%, 10/5/2028	794,528	795,743
Parkway Generation LLC:
Term Loan B, 30 day average SOFR + 4.75%, 10.196%, 2/18/2029	305,434	303,879
Term Loan C, 30-day average SOFR + 4.75%, 10.196%, 2/18/2029	40,713	40,506
TerraForm Power Operating LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.842%, 5/21/2029	248,744	246,956
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.5%, 8.935% - 8.946%, 11/17/2028	467,663	466,858
		5,024,859
Financials 5.1%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.946%, 2/15/2027	714,293	701,728
Advisor Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 9.872%, 7/31/2026	871,649	872,917
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.196%, 2/19/2028	170,145	170,269
Amynta Agency Borrower, Inc., Term Loan B, 30-day average SOFR + 5.0%, 10.431%, 2/28/2028	300,000	300,054
AssuredPartners, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 2/12/2027	536,580	535,783
Broadstreet Partners, Inc.:
Term Loan B, 30-day average SOFR + 3.0%, 8.446%, 1/27/2027	255,420	253,650
Term Loan B3, 30-day average SOFR + 4.0%, 9.331%, 1/27/2029	250,000	250,339
Cushman & Wakefield U.S. Borrower LLC:
Term Loan B, 30 day average SOFR + 2.75%, 8.07%, 8/21/2025	29,379	29,383
Term Loan, 30-day average SOFR + 3.25%, 8.681%, 1/31/2030	300,452	297,636
Term Loan B, 30-day average SOFR + 4.0%, 9.331%, 1/31/2030	240,000	239,400
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.992%, 4/9/2027	389,182	376,533
Edelman Financial Center LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 4/7/2028	359,231	355,659
Focus Financial Partners LLC, Term Loan B5, 30-day average SOFR + 3.25%, 8.581%, 6/30/2028	128,033	127,887
HUB International Ltd., Term Loan B, 90-day average SOFR + 4.25%, 9.584%, 6/20/2030	485,061	487,210
ION Trading Finance Ltd., Term Loan, 90-day average SOFR + 4.75%, 10.092%, 4/3/2028	245,000	240,482
Sedgwick Claims Management Services, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.081%, 2/24/2028	931,296	934,123
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.42%, 1/13/2029	495,000	492,896
		6,665,949
Health Care 7.8%
Amneal Pharmaceuticals LLC, Term Loan B, 30 day average SOFR + 3.5%, 8.946%, 5/4/2025	830,932	810,528
Avantor Funding, Inc., Term Loan B5, 30-day average SOFR + 2.25%, 7.681%, 11/8/2027	172,447	172,809
Aveanna Healthcare LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 9.434%, 7/17/2028	150,000	131,875
Bausch & Lomb Corp., Term Loan, 90-day average SOFR + 3.25%, 8.592%, 5/10/2027	497,863	487,784
Bracket Intermediate Holding Corp., Term Loan, 30-day average SOFR + 5.0%, 10.417%, 5/8/2028	250,000	249,313
Catalent Pharma Solutions, Inc., Term Loan B3, 30-day average SOFR + 2.0%, 7.429%, 2/22/2028	349,107	342,605
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.696%, 9/29/2028	221,063	219,993

Embecta Corp., Term Loan B, 180-day average SOFR + 3.0%, 8.337%, 3/30/2029	285,516	284,023
eResearchTechnology, Inc., First Lien Term Loan, 30-day average SOFR + 4.5%, 9.946%, 2/4/2027	420,252	411,847
Fortrea Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 8.992%, 7/1/2030	250,000	249,922
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.342%, 10/1/2027	1,061,053	1,046,464
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.481%, 11/15/2027	250,000	247,266
Imprivata, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.196%, 12/1/2027	420,325	417,061
Jazz Financing Lux S.a.r.l., Term Loan, 30-day average SOFR + 3.5%, 8.946%, 5/5/2028	335,626	336,045
Medical Solutions Holdings, Inc., First Lien Term Loan, 90-day average SOFR + 3.25%, 8.772%, 11/1/2028	222,363	213,782
Medline Borrower LP, Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 10/23/2028	1,038,613	1,039,153
New Trojan Parent, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.678% - 8.696%, 1/6/2028	426,300	234,998
Option Care Health, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.196%, 10/27/2028	443,250	444,912
Owens & Minor, Inc., Term Loan B, 180-day average SOFR + 3.75%, 8.715%, 3/29/2029	328,125	329,083
Perrigo Investments LLC, Term Loan B, 30-day average SOFR + 2.35%, 7.681%, 4/20/2029	346,499	345,633
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.072%, 11/16/2025	576,928	573,106
Sotera Health Holdings LLC, Term Loan, 30-day average SOFR + 2.75%, 8.196%, 12/11/2026	435,000	431,329
Surgery Center Holdings, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.179%, 8/31/2026	500,220	501,753
Team Health Holdings, Inc., Term Loan B, 30-day average SOFR + 5.25%, 10.581%, 3/2/2027	341,522	274,659
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.683%, 10/1/2028	442,125	414,249
		10,210,192
Industrials 20.6%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.75%, 9.062%, 7/31/2028	714,139	712,864
Ali Group North America Corp., Term Loan B, 30-day average SOFR + 2.0%, 7.446%, 7/30/2029	219,533	219,975
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.181%, 5/12/2028	793,694	772,673
Amentum Government Services Holdings LLC, Term Loan B, 180-day average SOFR + 4.0%, 9.446%, 1/29/2027	640,200	636,999
American Airlines, Inc.:
First Lien Term Loan, 90-day average SOFR + 1.75%, 6.996%, 1/29/2027	740,587	730,359
Term Loan B, 90-day average SOFR + 2.75%, 8.543%, 2/15/2028	247,500	246,637
APi Group DE, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.196%, 1/3/2029	223,858	224,766
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.681%, 12/6/2027	417,100	406,412
Asurion LLC:
Term Loan B8, 3-month USD-LIBOR + 3.25%, 8.788%, 12/23/2026	496,063	483,131
Term Loan B9, 3-month USD-LIBOR + 3.25%, 8.788%, 7/31/2027	492,952	475,235
Term Loan B10, 30-day average SOFR + 4.0%, 9.431%, 8/19/2028	388,209	374,487
Avis Budget Car Rental LLC, Term Loan C, 30-day average SOFR + 3.5%, 8.931%, 3/16/2029	246,875	247,223
AVSC Holding Corp., Term Loan B1, 1-month USD-LIBOR + 3.0%, 8.433%, 3/3/2025	516,722	500,538
AZZ Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.081%, 5/13/2029	317,000	318,149
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 7.696%, 5/19/2028	246,851	247,088
Bingo Industries Ltd., Term Loan, 90-day average SOFR + 3.5%, 9.003%, 7/14/2028	432,300	387,125

BrightView Landscapes LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.619%, 4/20/2029	307,500	307,116
Brown Group Holding LLC:
Term Loan B, 30-day average SOFR + 2.5%, 7.82%, 6/7/2028	605,142	598,855
Term Loan B2, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.081% - 9.172%, 7/2/2029	496,250	496,560
Camelot U.S. Acquisition LLC, Term Loan B, 30 day average SOFR + 3.0%, 8.446%, 10/30/2026	626,820	627,638
Cobham Ultra SeniorCo S.a.r.l, Term Loan B, 180-day average SOFR + 3.5%, 9.363%, 8/3/2029	248,130	247,393
Covanta Holding Corp.:
Term Loan B, 30-day average SOFR + 2.5%, 7.831%, 11/30/2028	461,083	460,098
Term Loan C, 30-day average SOFR + 2.5%, 7.831%, 11/30/2028	35,428	35,353
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.814%, 4/6/2026	592,309	592,309
Term Loan B2, 30-day average SOFR + 3.5%, 8.82%, 4/6/2026	317,269	317,269
Emrld Borrower LP, Term Loan B, 90-day average SOFR + 3.0%, 8.331%, 5/31/2030	138,587	138,902
Filtration Group Corp., Term Loan, 30-day average SOFR + 4.25%, 9.696%, 10/21/2028	576,758	579,100
Garda World Security Corp., Term Loan B, 30-day average SOFR + 4.25%, 9.668%, 10/30/2026	635,535	636,047
Gates Global LLC, Term Loan B3, 30-day average SOFR + 2.5%, 7.931%, 3/31/2027	425,043	425,044
Genesee & Wyoming, Inc., Term Loan, 90-day average SOFR + 2.0%, 7.342%, 12/30/2026	347,308	347,763
GYP Holdings III Corp., Term Loan, 30-day average SOFR + 3.0%, 8.331%, 5/12/2030	84,000	84,368
Hertz Corp.:
Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 6/30/2028	207,458	207,573
Term Loan C, 30 day average SOFR + 3.25%, 8.696%, 6/30/2028	39,896	39,918
Hillman Group, Inc., Term Loan B1, 30-day average SOFR + 2.75%, 8.196%, 7/14/2028 (PIK)	277,558	277,819
Jeld-Wen, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.696%, 7/28/2028	298,477	298,531
Kenan Advantage Group, Inc., Term Loan B1, 90-day average SOFR + 3.75%, 9.138%, 3/24/2026	771,317	771,378
Kestrel Bidco, Inc., Term Loan B, 30-day average SOFR + 3.0%, 8.415%, 12/11/2026	443,880	436,081
Madison IAQ LLC, Term Loan, 6-month USD-LIBOR + 3.25%, 8.302%, 6/21/2028	283,832	282,811
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.5%, 8.931%, 12/18/2027	50,000	50,135
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 10.764%, 6/21/2027	341,464	356,403
Nielsen Consumer, Inc., Fifth Amendment Term Loan, 30-day average SOFR + 6.25%, 11.581%, 3/6/2028	229,000	224,420
Peraton Corp., Term Loan B, 30-day average SOFR + 3.75%, 9.181%, 2/1/2028	1,252,294	1,242,414
Prime Security Services Borrower LLC, Term Loan, 30-day average SOFR + 2.75%, 8.182%, 9/23/2026	408,799	409,374
PUG LLC, Term Loan, 30-day average SOFR + 3.5%, 8.946%, 2/12/2027	432,902	412,746
Quikrete Holdings, Inc., Term Loan B1, 30-day average SOFR + 3.0%, 8.32%, 3/18/2029	250,000	250,490
Rand Parent LLC, Term Loan B, 90-day average SOFR + 4.25%, 9.492%, 3/17/2030	390,022	379,053
Sabre GLBL Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.431%, 6/30/2028	229,854	204,283
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.891%, 2/26/2029	595,122	579,875
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.619%, 1/15/2027	148,875	148,838
SRS Distribution, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 6/2/2028	692,688	684,535
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.331%, 8/31/2028	828,131	830,632
Titan Acquisition Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 8.731%, 3/28/2025	868,646	864,503
TransDigm, Inc.:
Term Loan H, 90-day average SOFR + 3.25%, 8.492%, 2/22/2027	819,756	822,662
Term Loan I, 90-day average SOFR + 3.25%, 8.492%, 8/24/2028	1,439,144	1,441,842
United Airlines, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 9.292%, 4/21/2028	575,400	577,773
Veritas U.S. Inc., Term Loan B, 30-day average SOFR + 5.0%, 10.446%, 9/1/2025	291,769	247,477

Verscend Holding Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.446%, 8/27/2025	736,403	737,191
Vertical U.S. Newco, Inc., Term Loan B, 180-day average SOFR + 3.5%, 9.381%, 7/30/2027	547,877	547,841
Vertiv Group Corp., Term Loan B, 90-day average SOFR + 2.75%, 8.182%, 3/2/2027	477,700	478,033
West Corp., Term Loan B3, 30-day average SOFR + 4.0%, 9.581%, 4/10/2027	122,412	117,498
WP CPP Holdings LLC, Term Loan, 90-day average SOFR + 3.75%, 9.27%, 4/30/2025	197,318	186,343
		26,985,948
Information Technology 12.0%
Aruba Investments, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.431%, 11/24/2027	707,564	689,436
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.82%, 2/15/2029	839,390	830,644
Banff Merger Sub, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 9.196%, 10/2/2025	902,614	903,444
Second Lien Term Loan, 30 day average SOFR + 5.5%, 10.946%, 2/27/2026	250,000	248,081
Cloud Software Group, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.842%, 3/30/2029	696,500	672,122
CommerceHub, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.522%, 12/29/2027	419,250	383,614
CommScope, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 4/6/2026	629,990	581,087
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.946%, 6/2/2028	348,228	325,656
Cornerstone OnDemand, Inc., Term Loan, 90-day average SOFR + 3.75%, 9.253%, 10/16/2028	464,125	442,659
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.004%, 6/17/2030	250,000	248,750
ECI Macola Max Holdings LLC, Term Loan, 90-day average SOFR + 3.75%, 9.253%, 11/9/2027	209,678	209,525
Endure Digital, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 8.792%, 2/10/2028	421,400	403,490
Entegris, Inc., Term Loan B, 30-day average SOFR + 2.75%, 90-day average SOFR + 2.75%, 7.992% - 8.081%, 7/6/2029	355,346	356,368
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6-month USD-LIBOR + 3.5%, 9.038% - 9.231%, 6/13/2024	674,085	674,018
Second Lien Term Loan, 6-month USD-LIBOR + 7.25%, 12.981%, 6/13/2025	371,428	371,660
Idera, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.272%, 3/2/2028	212,606	210,640
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 9.392%, 2/16/2028	294,531	292,944
Ivanti Software, Inc.:
Term Loan B, 90-day average SOFR + 4.0%, 9.538%, 12/1/2027	425,213	358,773
Term Loan B, 90-day average SOFR + 4.25%, 9.758%, 12/1/2027	422,502	357,278
Magenta Buyer LLC, First Lien Term Loan, 90-day average SOFR + 5.0%, 10.631%, 7/27/2028	432,300	325,105
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.168%, 3/1/2029	668,250	657,391
Mirion Technologies, Inc., Term Loan, 90-day average SOFR + 2.75%, 8.253%, 10/20/2028	376,604	376,960
Mitchell International, Inc., Term Loan B, 30 day average SOFR + 3.75%, 9.138%, 10/15/2028	641,875	633,559
MKS Instruments, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.179%, 8/17/2029	297,750	298,060
Polaris Newco LLC, Term Loan B, 3-month USD-LIBOR + 4.0%, 9.538%, 6/2/2028	350,000	340,448
Presidio Holdings, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.931% - 8.969%, 1/22/2027	231,830	232,120
Project Alpha Intermediate Holding, Inc., Term Loan B, 30-day average SOFR + 4.0%, 9.446%, 4/26/2024	483,728	483,827
Proofpoint, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.696%, 8/31/2028	216,700	214,894
Riverbed Technology, Inc., Term Loan, 3-month USD-LIBOR + 6.0%, 11.629%, 12/7/2026 (PIK)	95,011	57,660
Sorenson Communications LLC, Term Loan, 30-day average SOFR + 5.5%, 10.946%, 3/17/2026	166,824	159,400
Surf Holdings LLC, Term Loan, 30-day average SOFR + 3.5%, 8.927%, 3/5/2027	530,874	530,638

Uber Technologies, Inc., Term Loan B, 90-day average SOFR + 2.75%, 7.999% - 8.026%, 3/3/2030	248,750	249,492
Ultimate Software Group, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.618%, 5/4/2026	843,191	844,367
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 9.653%, 8/20/2025	711,195	660,690
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.831%, 3/2/2029	445,500	436,980
VS Buyer LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.681%, 2/28/2027	249,999	248,047
Weld North Education LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.196%, 12/21/2027	209,625	207,420
Xperi Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 6/8/2028	275,025	275,542
		15,792,789
Materials 9.7%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.081% - 9.119%, 4/6/2029 (c)	395,000	387,100
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.196%, 2/3/2028	850,425	846,113
AMG Advanced Metallurgical Group N.V., Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 11/30/2028	295,500	295,624
Arsenal AIC Parent LLC, Term Loan, 90-day average SOFR + 4.5%, 9.879%, 8/19/2030	196,000	196,441
Berlin Packaging LLC, Term Loan B5, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.183% - 9.29%, 3/11/2028	442,125	438,707
Charter NEX U.S., Inc., Term Loan, 30-day average SOFR + 3.75%, 9.196%, 12/1/2027	419,250	417,252
Chemours Co., Term Loan B, 30-day average SOFR + 2.5%, 8.831%, 8/18/2028	394,179	389,251
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 4.175%, 9.606%, 4/13/2029	499,244	496,636
GEON Performance Solutions LLC, Term Loan, 3-month USD-LIBOR + 4.5%, 10.038%, 8/18/2028	224,993	223,305
Illuminate Buyer LLC, Term Loan, 30-day average SOFR + 3.5%, 8.946%, 6/30/2027	370,975	369,730
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 9.272%, 6/23/2030	453,922	449,385
Ineos U.S. Finance LLC:
Term Loan B, 2/18/2030 (b)	323,719	322,020
Term Loan B, 30-day average SOFR + 3.75%, 9.07%, 11/8/2027	248,073	247,433
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 2/5/2027	352,489	352,435
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 10.196%, 2/18/2028	425,212	386,148
LSF11 A5 Holdco LLC, Term Loan, 30-day average SOFR + 3.5%, 8.946%, 10/15/2028	520,676	517,531
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 4.0%, 9.318%, 8/14/2026	453,862	454,745
Nouryon Finance B.V., Term Loan B, 90-day average SOFR + 4.0%, 9.318%, 4/3/2028	1,443,831	1,440,944
Proampac PG Borrower LLC, Term Loan, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 180-day average SOFR + 3.75%, 9.178% - 9.32%, 11/3/2025	486,268	486,268
Reynolds Group Holdings, Inc.:
Term Loan B2, 30-day average SOFR + 3.25%, 8.696%, 2/5/2026	544,712	545,341
Term Loan B, 30-day average SOFR + 3.25%, 8.696%, 9/24/2028	442,125	442,594
Ring Container Technologies Group LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 8/12/2028	218,670	218,943
Starfruit Finco B.V, Term Loan B, 90-day average SOFR + 4.0%, 9.347%, 4/3/2028	250,000	249,688
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.696%, 3/3/2028	888,750	867,998
Trident TPI Holdings, Inc.:
Term Loan B3, 3-month USD-LIBOR + 4.0%, 9.538%, 9/15/2028	432,564	431,969
Term Loan, 90-day average SOFR + 4.5%, 9.742%, 9/15/2028	200,000	199,993
Tronox Finance LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.946%, 3/10/2028	481,646	474,354
U.S. Silica Co., Term Loan B, 30-day average SOFR + 4.75%, 10.181%, 3/25/2030	580,948	582,348
		12,730,296

Utilities 2.8%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 9.288%, 5/14/2027	135,540	135,202
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.946%, 12/10/2027	818,535	816,616
Calpine Construction Finance Co. LP, Refinancing Term Loan B, 30 day average SOFR + 2.25%, 7.581%, 7/19/2030	312,000	310,273
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 9.01%, 10/1/2027	802,354	793,103
ExGen Renewables IV LLC, Term Loan, 90-day average SOFR + 2.5%, 8.184%, 12/15/2027	374,077	372,440
Granite Generation LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.196%, 11/9/2026	795,160	781,109
Pacific Gas & Electric Co., Term Loan, 30-day average SOFR + 3.0%, 8.446%, 6/23/2025	418,103	418,423
		3,627,166
Total Loan Participations and Assignments (Cost $119,624,472)		118,457,601

Corporate Bonds 3.7%
Communication Services 0.7%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	447,821
DISH DBS Corp., 144A, 5.25%, 12/1/2026	200,000	168,589
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	296,494
		912,904
Consumer Discretionary 1.1%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	595,342
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	44,567
144A, 6.75%, 5/15/2025	54,000	53,979
Ford Motor Credit Co. LLC, 2.3%, 2/10/2025	250,000	234,870
NCL Corp. Ltd., 144A, 8.375%, 2/1/2028	40,000	41,231
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	267,964
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	250,000	228,125
		1,466,078
Consumer Staples 0.2%
Coty, Inc., 144A, 6.625%, 7/15/2030	300,000	300,055
Energy 0.3%
Cheniere Energy, Inc., 4.625%, 10/15/2028	75,000	70,598
Venture Global LNG, Inc., 144A, 8.125%, 6/1/2028	300,000	302,623
		373,221
Health Care 0.0%
Tenet Healthcare Corp., 4.625%, 6/15/2028	30,000	27,625
Industrials 1.0%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	366,667	359,804
Chart Industries, Inc., 144A, 7.5%, 1/1/2030	250,000	256,161
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	9,397
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	40,000	39,644
144A, 6.25%, 1/15/2028	308,000	293,339
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	78,000	78,085

TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	234,350
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	80,000	79,500
		1,350,280
Materials 0.3%
Cleveland-Cliffs, Inc., 144A, 6.75%, 4/15/2030	360,000	343,196
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029	50,000	41,079
		384,275
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	55,499
Total Corporate Bonds (Cost $5,017,030)		4,869,937

	Shares	Value ($)

Common Stocks 0.3%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc.*	22,247	32,258
iHeartMedia, Inc. “A”*	1,111	4,011
		36,269
Energy 0.3%
Seadrill Ltd.*	6,708	326,344
Information Technology 0.0%
Answers.com Corp.* (c)	2,219	182
Total Common Stocks (Cost $532,988)		362,795

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	33,400
Windstream Holdings, Inc.*	551	5,877
Total Warrants (Cost $156,854)		39,277

Closed-End Investment Companies 0.4%
Nuveen Credit Strategies Income Fund (Cost $613,195)	95,370	485,434

Exchange-Traded Funds 2.1%
Invesco Senior Loan ETF	51,755	1,091,513
SPDR Blackstone Senior Loan ETF	25,180	1,060,582
Xtrackers USD High Yield Corporate Bond ETF (d)	17,415	602,559
Total Exchange-Traded Funds (Cost $2,980,706)		2,754,654

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.35% (e) (Cost $1,742,840)	1,742,840	1,742,840

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $130,668,085)	98.1	128,712,538
Other Assets and Liabilities, Net	1.9	2,433,577
Net Assets	100.0	131,146,115
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 are as follows:
Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
Exchange-Traded Funds 0.5%
Xtrackers USD High Yield Corporate Bond ETF (d)
592,284	—	—	—	10,275	9,166	—	17,415	602,559
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.35% (e)
155,553	14,234,372	12,647,085	—	—	52,005	—	1,742,840	1,742,840
747,837	14,234,372	12,647,085	—	10,275	61,171	—	1,760,255	2,345,399

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2023. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2023 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIP: Debtor-in-Possession
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR's regulator, has required the continued publishing of  certain “synthetic” US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
At August 31, 2023, the Fund had unfunded loan commitments of $115,693, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
ABG Intermediate Holdings 2 LLC, Delayed Draw Term Loan, 12/21/2028	48,148	48,243	95
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	67,608	63
Total	115,693	115,851	158

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$117,871,530	$586,071	$118,457,601
Corporate Bonds (a)	—	4,869,937	—	4,869,937
Common Stocks
Communication Services	36,269	—	—	36,269
Energy	326,344	—	—	326,344
Information Technology	—	—	182	182
Warrants	—	39,277	—	39,277
Closed-End Investment Companies	485,434	—	—	485,434
Exchange-Traded Funds	2,754,654	—	—	2,754,654
Short-Term Investments	1,742,840	—	—	1,742,840
Unfunded Loan Commitment (b)	—	158	—	158
Total	$5,345,541	$122,780,902	$586,253	$128,712,696
During the period ended August 31, 2023, the amount of transfers between Level 2 and Level 3 was $584,472. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation on unfunded loan commitments.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH1
R-080548-2 (1/25)